SUPPLEMENT Dated December 15, 2010
To The Prospectus Dated May 1, 2009 For

ING Architect New York Variable Annuity
Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. The following information only affects you if you currently invest or plan to invest in a subaccount that corresponds to the funds referenced below.
If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

I. Information Regarding Fund Changes and Fund Availability

1. Effective after the close of business on or about January 21, 2011 the ING Growth and Income Portfolio
(Class S) will be closed to new investments. Unless you provide us with alternative allocation instructions, any subsequent allocation(s) designated to the subaccount that invests in the ING Growth and Income Portfolio (Class S)
will be allocated proportionally among the other subaccount(s) in your current allocation.

2. Effective after the close of business on or about January 21, 2011 the following investment portfolios will be added under your Contract. The sections in the prospectus regarding investment portfolios will be revised accordingly:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Investors Trust
ING American Funds Global Growth	Investment Adviser: ING	Seeks long-term growth of capital while
and Income Portfolio	Investments, LLC	providing current income.
Investment Adviser to Master
Funds: Capital Research and
Management Company
ING American Funds International	Investment Adviser: ING	Seeks long-term growth of capital while
Growth and Income Portfolio	Investments, LLC	providing current income.
Investment Adviser to Master
Funds: Capital Research and
Management Company
ING Global Resources Portfolio	Investment Adviser: Directed	Seeks long-term capital appreciation.
(Class ADV)	Services LLC
Investment Subadviser: ING
Investment Management Co.
ING Large Cap Value Portfolio	Investment Adviser: Directed	Seeks growth of capital and current income.
(Class S)	Services LLC
Investment Subadviser: ING
Investment Management Co.
ING Variable Funds
ING Growth and Income Portfolio	Investment Adviser: ING	Seeks to maximize total return through
(Class ADV)	Investments, LLC	investments in a diversified portfolio of
	Investment Subadviser: ING	common stock and securities convertible
	Investment Management Co.	into common stocks.

ARCNY-10	1	12/15/2010

3. Effective January 24, 2011 the following investment portfolios that were previously closed will be made available to new investments. The sections in the prospectus regarding investment portfolios will be revised accordingly:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Investors Trust
ING JP Morgan Emerging Markets	Investment Adviser: Directed	Seeks capital appreciation.
Equity Portfolio (Class S)	Services LLC
Investment Subadviser: J.P.
Morgan Investment Management
Inc.
ING T. Rowe Price International	Investment Adviser: Directed	Seeks long-term growth of capital.
Stock Portfolio (Class S) (previously,	Services LLC
ING Marsico International	Investment Subadviser: T. Rowe
Opportunities Portfolio)	Price Associates, Inc.
ING Partners, Inc.
ING Oppenheimer Global Portfolio	Investment Adviser: Directed	Seeks capital appreciation.
(Class S)	Services LLC
Investment Subadviser:
OppenheimerFunds, Inc.

4. Effective August 31, 2010 the ING Wells Fargo Health Care Portfolio is a diversified fund. The information appearing in the prospectus regarding the ING Wells Fargo Health Care Portfolio is revised accordingly.

II. Notice of Upcoming Fund Reorganizations

Effective after the close of business on or about January 21, 2011, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING American Funds Growth-Income Portfolio	ING Growth and Income Portfolio (Class ADV
ING Morgan Stanley Global Tactical Asset Allocation Portfolio	ING American Funds World Allocation Portfolio
(Class S)
ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Large Cap Growth Portfolio (Class S)
(Service Class)

Information Regarding the Portfolio Reorganizations:

The Board of Trustees of ING Investors Trust and the Board of Directors of ING Partners, Inc. have approved proposals for the reorganizations referenced above. The reorganizations are also subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about January 21, 2011, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio.
Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the
Disappearing Portfolio, and the Disappearing Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing
Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted and all references to them will be replaced by the corresponding Surviving
Portfolio.

III. Other Information

ING Funds Distributor, LLC has changed its name to ING Investments Distributor, LLC. All references to ING
Funds Distributor, LLC in the current Prospectuses and Statements of Additional Information are hereby replaced with ING Investments Distributor, LLC.

ARCNY-10	2	12/15/2010